Note 22 - Derivatives (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Number of Foreign Currency Derivatives Held	30		36
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 93,600		$ 108,600
Derivative, Average Forward Exchange Rate	1.0696		1.0690
Foreign Currency Fair Value Hedge Asset at Fair Value	$ 3,288		$ 2,379
Margin Deposit Assets	$ 47,531		$ 0
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Foreign Currency Derivatives Held	6		8
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	$ 3,187		$ 7,336
Derivative, Average Forward Exchange Rate	1.3360		1.3411
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 909	$ (720)
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	1,370,993		$ 1,094,930
Interest Rate Fair Value Hedge Asset at Fair Value	54,184		44,918
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.53%-3.50% [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	333,727
Interest Rate Cap, Three-month or Daily Compounded SOFR Exceeds 2.74%-3.00% [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	310,646
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Premium Paid	21,062		12,948
Interest Rate Cash Flow Hedge Asset at Fair Value	41,691		24,939
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	45,231
Interest Rate Caps Related to Loans Note 11.A.5, 11.A.20, 11.A.24 and 11.A.29 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives	(9,217)
Three Interest Rate Swaps Relating to Loan Note 11.A.6 [Member] | Designated as Hedging Instrument [Member]
Gain (Loss) on Sale of Derivatives	(7,597)
Interest Rate Cap, Three Month LIBOR Exceeds 1.50 Percent [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			54,784
Interest Rate Cap Three-month LIBOR or SOFR Exceeds 3.00% [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			$ 562,285
Number of Interest Rate Derivatives Held			12
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount			$ 122,375
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	28,574
Forward Freight Agreements (“FFAs”) [Member]
Derivative, Number of Instruments Held, Total			6
Bunker Swap Agreements [Member]
Derivative, Number of Instruments Held, Total			1
Forward Freight Agreements (“FFAs”) and Bunker Swap Agreements [Member]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value			$ 96
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	17,522
Margin Deposit Assets	$ 47,531